Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 3,573	$ 1,746
Foreclosed assets held for sale	736	415
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	3,573	1,746
Foreclosed assets held for sale	$ 736	$ 415